Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

February 2, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	PIMCO Funds (the “Trust”)

(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the form of the PIMCO RealRetirement® 2045 Fund Institutional Class, Class P, Administrative Class and Class D Prospectus that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act does not differ from that contained in Post-Effective Amendment No. 222, which was filed on January 30, 2012 and (ii) the text of Post-Effective Amendment No. 222 was filed electronically on January 30, 2012.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

cc:	J. Stephen King, Jr.
Ryan Leshaw
Brendan C. Fox